Revenues	6 Months Ended
Jun. 30, 2024
Revenues
Revenues

3. Revenues

The following table shows the net revenues earned from time and voyage charters contracts for the six-month periods ended June 30, 2024, and 2023:

	For the six-month periods ended June 30,
	2024	2023
Time and bareboat charters (operating leases)	$202,165	$163,524
Voyage charters	—	6,027
Total	$202,165	$169,551

As of June 30, 2024, all of the Partnership’s vessels were employed under time and bareboat charter agreements with remaining tenor ranging between 0.5 and 10.3 years. From these time charter agreements 12 include extensions at charterers’ option that range between 2.0 to 9.0 years.